Income Taxes (Schedule of Net Operating Loss Carryforwards) (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Federal
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 57,181,428
State
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards		$ 60,198,158
2020 | Federal
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
2020 | State
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards		13,115
2021 - 2029 | Federal
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
2021 - 2029 | State
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards		49,392,824
2030 | Federal
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	44,153,819
2030 | State
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards		461,280
2031 - 2039 | Federal
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	7,534,351
2031 - 2039 | State
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards		9,947,070
Indefinite Period | Federal
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 5,493,258
Indefinite Period | State
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards		$ 383,869